Other Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivable [Abstract]
Summary of other receivables

	December 31
	2017	2016
	USD in thousands

Institutions	56	70
Prepaid expenses*	225	277
Advances to suppliers	9	17
Other		2
	290	366

*	Such amount includes materials that were used to manufacture MUSE systems and MUSE systems which were used for testing, training, demonstrations and promotional activities aggregated to USD 177 thousand and USD 214 thousand as of December 31, 2017 and 2016, respectively. The amount is charged to profit or loss based on usage and presented within research and development expenses or selling and marketing expenses based on the usage nature.